Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table for PEO - Michael D. Rumbolz (1)(2)	Summary Compensation Table for PEO - Randy L. Taylor (1)(3)	Compensation Actually Paid to PEO - Michael D. Rumbolz(2) (4)	Compensation Actually Paid to PEO - Randy L. Taylor (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Total Shareholder Return (7)(8)	S&P Software & Services Select Index Total Shareholder Return (9)	Net Income (10) (in thousands)	AEBITDA(11) (in thousands)
2023	$—	$4,804,807	$—	$2,819,647	$1,428,984	$924,190	$83.92	$150.75	$83,997	$367,002
2022	$806,571	$4,681,120	$(2,117,478)	$613,489	$1,320,512	$(215,338)	$106.85	$108.52	$120,489	$374,082
2021	$3,262,952	$—	$9,983,819	$—	$1,944,471	$4,017,295	$158.97	$164.91	$152,925	$347,205
2020	$2,450,003	$—	$4,087,371	$—	$1,196,371	$2,118,379	$102.83	$152.72	$(81,680)	$176,528

Named Executive Officers, Footnote [Text Block]	As of April 1, 2022, Mr. Rumbolz transitioned from CEO to Executive Chair of the Board. Mr. Rumbolz previously served as Chief Executive Officer until April 1, 2022.As of April 1, 2022, Mr. Taylor began serving as President and Chief Executive Officer. Mr. Taylor previously served as President and Chief Operating Officer until April 1, 2022.The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mark F. Labay, Dean A. Ehrlich, Darren D. A. Simmons, and David J. Lucchese ; (ii) for 2022, Mark F. Labay, Dean A. Ehrlich, Darren D. A. Simmons, and David J. Lucchese ; (iii) for 2021, Mark F. Labay, Randy L. Taylor, Dean A Ehrlich, and Kate C. Lowenhar-Fisher; and (iv) for 2020, Randy L. Taylor, Mark F. Labay, Dean A. Ehrlich, and David J. Lucchese.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the published S&P Software & Services Select Industry Index.
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the amounts of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for 2023:

Year	Reported Summary Compensation Table Total for PEO - Randy L. Taylor	Deduct Reported Value of Equity Awards- Randy L. Taylor(a)	Add or Deduct Equity Award Adjustments- Randy L. Taylor(b)	Compensation Actually Paid to PEO - Randy L. Taylor
2023	$4,804,807	$4,057,716	$2,072,556	$2,819,647
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO - Randy L. Taylor
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$2,632,526	$(672,247)	$—	$112,277	$—	$—	$2,072,556

Non-PEO NEO Average Total Compensation Amount	$ 1,428,984	$ 1,320,512	$ 1,944,471	$ 1,196,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 924,190	(215,338)	4,017,295	2,118,379
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 4:

Year	Reported Summary Compensation Table for Non-PEO NEO’s	Deduct Reported Value of Equity Awards	Add or Deduct Equity Award Adjustments(a)	Compensation Actually Paid to Non-PEO NEO’s
2023	$1,428,984	$974,221	$469,427	$924,190
(a)The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$646,676	$(204,687)	$—	$27,438	$—	$—	$469,427

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
Total Shareholder Return has the most direct and significant impact on PEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation at-risk, through RSUs and PSUs. SEC rules require that Peer Group total shareholder return be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between the Company’s total shareholder return and the total shareholder return of the Peer Group, as well as compensation actually paid (as computed in accordance with SEC rules). Our peer group used is the published S&P Software & Services Select Industry Index, as reported in the Company’s consolidated financial statements, for the four fiscal years ending December 31, 2023.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
SEC rules require that net income be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between compensation actually paid (as computed in accordance with SEC rules) to our PEOs and the average of the compensation actually paid (as computed in accordance with SEC rules) to our other NEOs and net income attributable to the company over the four fiscal years ending December 31, 2023 as reported in the Company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and AEBITDA
AEBITDA is the company-selected measure. As the core metric used to link company performance to compensation actually paid (as computed in accordance with SEC rules). AEBITDA has a material impact on PEO and NEO compensation as it is used to calculate performance-based incentive compensation. The graph below shows the relationship between compensation actually paid (as computed in accordance with SEC rules) to our PEOs and the average of the compensation actually paid (as computed in accordance with SEC rules) to our other NEOs and our AEBITDA over the four fiscal years ending December 31, 2023.

Tabular List [Table Text Block]	AEBITDA •Total Revenue •Operating Income
Total Shareholder Return Amount	$ 83.92	106.85	158.97	102.83
Peer Group Total Shareholder Return Amount	150.75	108.52	164.91	152.72
Net Income (Loss)	$ 83,997,000	$ 120,489,000	$ 152,925,000	$ (81,680,000)
Company Selected Measure Amount	367,002,000	374,082,000	347,205,000	176,528,000
Additional 402(v) Disclosure [Text Block]	Represents the amounts of total compensation reported in our Summary Compensation Table reflected elsewhere in this Proxy. The Company’s closing stock prices were $11.27, $14.35, $21.35 and $13.81 for the years ended December 31, 2023, 2022, 2021 and 2020, respectively.The cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Non-GAAP Measure Description [Text Block]	The dollar amounts reported represent the amount of AEBITDA reflected in the Company’s Exhibit 99.1 to the filed 8-K on Earnings Release to be read in conjunction with our 10-K audited financial statements for the applicable year. For additional information related to AEBITDA, refer to Appendix A: Unaudited Reconciliation of Selected Financial GAAP to non-GAAP measures.
Taylor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,804,807	$ 4,681,120
PEO Actually Paid Compensation Amount	$ 2,819,647	613,489
PEO Name	Taylor
Rumbolz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		806,571	$ 3,262,952	$ 2,450,003
PEO Actually Paid Compensation Amount		$ (2,117,478)	$ 9,983,819	$ 4,087,371
PEO Name	Rumbolz	Rumbolz	Rumbolz
PEO [Member] | Taylor [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,057,716
PEO [Member] | Taylor [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,072,556
PEO [Member] | Taylor [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,632,526
PEO [Member] | Taylor [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(672,247)
PEO [Member] | Taylor [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Taylor [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	112,277
PEO [Member] | Taylor [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Taylor [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	974,221
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	469,427
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	646,676
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(204,687)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	27,438
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0